                                                          [GRAPHIC APPEARS HERE]

The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778

VIA EDGAR

September 1, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re:  LLANY Separate Account R for Flexible Premium Variable Life Insurance
      (the "Account")
     Lincoln Life & Annuity Company of New York ("LLANY")
     File No. 333-125993; 811-08651; CIK: 0001055225
     Pre-Effective Amendment No. 1, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR Pre-Effective Amendment No. 1 to the Initial Registration Statement on Form N-6 for a variable life insurance proprietary product to be offered only to clients of financial advisors affiliated with M Financial Group. The marketing name for this product is "Lincoln Momentum SVUL /ONE/."

This filing will incorporate changes to certain product features, revised charges specific to this product and several cumulative changes to wording that will align this product with other recently filed variable life insurance products. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing any variances when compared with the Initial Registration Statement filed on June 21, 2005.

I am representing LLANY in these matters. Please contact me at (860) 466-2374 with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky
--------------------------
Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel